Distribution Date:	08/12/26	GS Mortgage Securities Trust 2016-GS2
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-GS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	General Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	16	Representations Reviewer
Historical Detail	17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
Specially Serviced Loan Detail - Part 1	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21-22
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Controlling Class	Torchlight Investors LLC
Historical Liquidated Loan Detail	24	Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252TAN5	1.478000%	11,733,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252TAP0	2.635000%	137,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252TAQ8	2.791000%	165,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36252TAR6	3.050000%	187,977,000.00	8,970,838.58	0.00	22,800.88	0.00	0.00	22,800.88	8,970,838.58	96.17%	30.00%
A-AB	36252TAS4	2.922000%	23,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00	76.94%	24.00%
B	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00	58.90%	18.38%
C	36252TAY1	4.721084%	35,656,000.00	35,656,000.00	0.00	140,279.14	0.00	0.00	140,279.14	35,656,000.00	43.68%	13.63%
D	36252TAA3	2.753000%	42,223,000.00	42,223,000.00	0.00	96,866.60	0.00	0.00	96,866.60	42,223,000.00	25.65%	8.00%
E	36252TAE5	4.721084%	20,643,000.00	20,643,000.00	0.00	153,154.17	0.00	0.00	153,154.17	20,643,000.00	16.83%	5.25%
F	36252TAG0	4.721084%	7,506,000.00	7,506,000.00	0.00	0.00	0.00	0.00	0.00	7,506,000.00	13.62%	4.25%
G	36252TAJ4	4.721084%	31,903,230.00	31,903,230.00	0.00	0.00	0.00	0.00	0.00	31,903,230.00	0.00%	0.00%
R	36252TAL9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,643,231.00	234,164,068.58	0.00	668,921.72	0.00	0.00	668,921.72	234,164,068.58

X-A	36252TAT2	1.469280%	570,488,000.00	54,008,838.58	0.00	66,128.41	0.00	0.00	66,128.41	54,008,838.58
X-B	36252TAU9	0.962084%	42,224,000.00	42,224,000.00	0.00	33,852.52	0.00	0.00	33,852.52	42,224,000.00
X-D	36252TAC9	1.968084%	42,223,000.00	42,223,000.00	0.00	69,248.67	0.00	0.00	69,248.67	42,223,000.00
Notional SubTotal			654,935,000.00	138,455,838.58	0.00	169,229.60	0.00	0.00	169,229.60	138,455,838.58

Deal Distribution Total					0.00	838,151.32	0.00	0.00	838,151.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252TAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252TAP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252TAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36252TAR6	47.72306495	0.00000000	0.12129612	0.00000000	0.00000000	0.00000000	0.00000000	0.12129612	47.72306495
A-AB	36252TAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36252TAV7	1,000.00000000	0.00000000	2.74333341	0.00000000	0.00000000	0.00000000	0.00000000	2.74333341	1,000.00000000
B	36252TAW5	1,000.00000000	0.00000000	3.13250000	0.00000000	0.00000000	0.00000000	0.00000000	3.13250000	1,000.00000000
C	36252TAY1	1,000.00000000	0.00000000	3.93423659	0.00000000	0.00000000	0.00000000	0.00000000	3.93423659	1,000.00000000
D	36252TAA3	1,000.00000000	0.00000000	2.29416669	0.00000000	0.00000000	0.00000000	0.00000000	2.29416669	1,000.00000000
E	36252TAE5	1,000.00000000	0.00000000	7.41918180	(3.48494550)	0.98905585	0.00000000	0.00000000	7.41918180	1,000.00000000
F	36252TAG0	1,000.00000000	0.00000000	0.00000000	3.93423661	11.72129363	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36252TAJ4	1,000.00000000	0.00000000	0.00000000	3.93423644	21.89682643	0.00000000	0.00000000	0.00000000	1,000.00000000
R	36252TAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252TAT2	94.67129647	0.00000000	0.11591551	0.00000000	0.00000000	0.00000000	0.00000000	0.11591551	94.67129647
X-B	36252TAU9	1,000.00000000	0.00000000	0.80173645	0.00000000	0.00000000	0.00000000	0.00000000	0.80173645	1,000.00000000
X-D	36252TAC9	1,000.00000000	0.00000000	1.64006987	0.00000000	0.00000000	0.00000000	0.00000000	1.64006987	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	22,800.88	0.00	22,800.88	0.00	0.00	0.00	22,800.88	0.00
X-A	07/01/26 - 07/30/26	30	0.00	66,128.41	0.00	66,128.41	0.00	0.00	0.00	66,128.41	0.00
X-B	07/01/26 - 07/30/26	30	0.00	33,852.52	0.00	33,852.52	0.00	0.00	0.00	33,852.52	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	07/01/26 - 07/30/26	30	0.00	123,554.25	0.00	123,554.25	0.00	0.00	0.00	123,554.25	0.00
B	07/01/26 - 07/30/26	30	0.00	132,266.68	0.00	132,266.68	0.00	0.00	0.00	132,266.68	0.00
C	07/01/26 - 07/30/26	30	0.00	140,279.14	0.00	140,279.14	0.00	0.00	0.00	140,279.14	0.00
D	07/01/26 - 07/30/26	30	0.00	96,866.60	0.00	96,866.60	0.00	0.00	0.00	96,866.60	0.00
X-D	07/01/26 - 07/30/26	30	0.00	69,248.67	0.00	69,248.67	0.00	0.00	0.00	69,248.67	0.00
E	07/01/26 - 07/30/26	30	91,994.88	81,214.44	0.00	81,214.44	(71,939.73)	0.00	0.00	153,154.17	20,417.08
F	07/01/26 - 07/30/26	30	58,220.60	29,530.38	0.00	29,530.38	29,530.38	0.00	0.00	0.00	87,980.03
G	07/01/26 - 07/30/26	30	570,818.90	125,514.85	0.00	125,514.85	125,514.85	0.00	0.00	0.00	698,579.49
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			721,034.38	921,256.82	0.00	921,256.82	83,105.50	0.00	0.00	838,151.32	806,976.60

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252TAY1	4.721084%	35,656,000.00	35,656,000.00	0.00	140,279.14	0.00	0.00	140,279.14	35,656,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			122,918,000.03	122,918,000.00	0.00	396,100.07	0.00	0.00	396,100.07	122,918,000.00

Exchangeable Certificate Details
PEZ	36252TAX3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information

Total Available Distribution Amount (1)	838,151.32
Gain-on-Sale Reserve Account Summary
Beginning Reserve Account Balance	520,703.30
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Reserve Account Balance	520,703.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	925,296.00	Master Servicing Fee	1,636.01
Interest Reductions due to Nonrecoverability Determination	(13,707.44)	Certificate Administrator Fee	1,613.13
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	100.82
ARD Interest	0.00	Operating Advisor Fee	473.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	201.64
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	4,025.46
Total Interest Collected	911,588.56

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	1,026.09
Unscheduled Principal Collections		ASER Amount	10,843.73
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	57,541.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	69,411.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	838,151.32
Gain on Sale Proceeds Collected	0.00	Principal Distribution	0.00
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	838,151.32
Total Funds Collected	911,588.56	Total Funds Distributed	911,588.56

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	234,164,069.00	234,164,069.00	Beginning Certificate Balance	234,164,068.58
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	234,164,069.00	234,164,069.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	234,164,069.00	234,164,069.00	Ending Certificate Balance	234,164,068.58
Ending Actual Collateral Balance	234,164,069.00	234,164,069.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.42)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.42)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	1	3,187,169.00	1.36%	(4)	4.9945	1.660000	1.30 or less	4	113,622,900.00	48.52%	(6)	4.3528	1.099819
5,000,001 to 10,000,000	1	6,581,700.00	2.81%	(6)	4.8495	1.090000	1.31-1.40	1	18,352,100.00	7.84%	(6)	4.8495	1.330000
10,000,001 to 15,000,000	3	38,393,800.00	16.40%	(6)	4.8495	1.399903	1.41-1.50	2	24,501,900.00	10.46%	(6)	4.8495	1.456545
15,000,001 to 20,000,000	2	36,501,400.00	15.59%	(6)	4.8495	1.305139	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	1	3,187,169.00	1.36%	(4)	4.9945	1.660000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 or greater	2	149,500,000.00	63.84%	(6)	4.4381	1.657860	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651	2.01-3.00	1	74,500,000.00	31.82%	(6)	4.7815	2.300000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	2	149,500,000.00	63.84%	(6)	4.4381	1.657860
							Office	1	74,500,000.00	31.82%	(6)	4.7815	2.300000
New York	6	81,476,900.00	34.79%	(6)	4.8495	1.332415
							Retail	8	159,664,069.00	68.18%	(6)	4.4989	1.192201
Ohio	1	3,187,169.00	1.36%	(4)	4.9945	1.660000
							Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651
Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 4.250%	1	75,000,000.00	32.03%	(6)	4.0970	1.020000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	159,164,069.00	67.97%	(6)	4.8206	1.791873	49 months or greater	9	234,164,069.00	100.00%	(6)	4.5888	1.544651
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	100 months or less	9	234,164,069.00	100.00%	(6)	4.5888	1.544651	Interest Only	9	234,164,069.00	100.00%	(6)	4.5888	1.544651
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	354 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	9	234,164,069.00	100.00%	(6)	4.5888	1.544651			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	234,164,069.00	100.00%	(6)	4.5888	1.544651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30520892	RT	Boulder	CO	Actual/360	4.097%	264,597.92	0.00	0.00	N/A	02/06/26	--	75,000,000.00	75,000,000.00	08/06/26
3	30520891	OF	Centennial	CO	Actual/360	4.782%	306,746.51	0.00	0.00	N/A	02/06/26	--	74,500,000.00	74,500,000.00	07/06/26
11	30520909	RT	Brooklyn	NY	Actual/360	4.849%	76,637.60	0.00	0.00	N/A	02/06/26	--	18,352,100.00	18,352,100.00	06/05/26
12	30520906	RT	Brooklyn	NY	Actual/360	4.849%	75,790.72	0.00	0.00	N/A	02/06/26	--	18,149,300.00	18,149,300.00	06/05/26
18	30520905	RT	Ridgewood	NY	Actual/360	4.849%	59,530.37	0.00	0.00	N/A	02/06/26	--	14,255,500.00	14,255,500.00	06/05/26
20	30520903	RT	Brooklyn	NY	Actual/360	4.849%	58,012.00	0.00	0.00	N/A	02/06/26	--	13,891,900.00	13,891,900.00	03/06/26
22	30520907	RT	Brooklyn	NY	Actual/360	4.849%	42,788.54	0.00	0.00	N/A	02/06/26	--	10,246,400.00	10,246,400.00	06/05/26
29	30520908	RT	Brooklyn	NY	Actual/360	4.849%	27,484.90	0.00	0.00	N/A	02/06/26	--	6,581,700.00	6,581,700.00	06/05/26
37	30520918	RT	Ashland	OH	Actual/360	4.995%	0.00	0.00	0.00	N/A	04/06/26	--	3,187,169.00	3,187,169.00	09/05/25
Totals							911,588.56	0.00	0.00				234,164,069.00	234,164,069.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	11,722,307.02	8,669,669.00	01/01/26	03/31/26	06/08/26	16,327,856.17	0.00	0.00	0.00	0.00	0.00
3	16,436,919.00	15,247,993.00	04/01/25	03/31/26	06/08/26	18,625,000.00	76,606.44	229,819.31	229,819.31	0.00	0.00
11	1,264,277.47	1,227,085.00	01/01/26	03/31/26	07/06/26	5,104,979.04	41,905.42	74,214.77	108,742.11	0.00	0.00
12	1,154,283.28	0.00	--	--	07/06/26	6,965,800.59	57,180.42	65,396.63	91,802.40	0.00	0.00
18	1,009,320.42	1,062,832.00	01/01/26	03/31/26	07/06/26	0.00	0.00	74,190.78	117,019.63	0.00	0.00
20	895,561.14	0.00	--	--	07/06/26	3,246,971.86	41,141.59	44,265.19	244,880.50	0.00	0.00
22	686,993.05	724,575.00	01/01/26	03/31/26	07/06/26	3,379,910.06	27,744.79	39,226.17	56,365.20	0.00	0.00
29	500,525.96	358,989.00	04/01/25	03/31/26	07/06/26	168,396.04	1,382.32	33,551.05	52,645.12	0.00	0.00
37	274,999.56	0.00	--	--	04/06/26	2,180,884.50	24,953.69	(46.25)	81,945.65	7,959.83	0.00
Totals	33,945,186.90	27,291,143.00				55,999,798.26	270,914.67	560,617.65	983,219.92	7,959.83	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	0	0.00	0	0.00	1	3,187,169.00	0	0.00	0	0.00	0	0.00	4.588822%	4.568791%	(6)
07/10/26	0	0.00	0	0.00	0	0.00	0	0.00	1	3,187,169.00	0	0.00	0	0.00	0	0.00	4.588822%	4.568791%	(5)
06/12/26	0	0.00	0	0.00	0	0.00	0	0.00	1	3,187,169.00	0	0.00	0	0.00	0	0.00	4.588822%	4.568791%	(4)
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588822%	4.568791%	(3)
04/10/26	0	0.00	0	0.00	1	3,187,169.00	0	0.00	0	0.00	0	0.00	0	0.00	2	19,889,552.20	4.585060%	4.565664%	(1)
03/12/26	0	0.00	0	0.00	1	3,187,169.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,371,092.34	4.599338%	4.579172%	0
02/12/26	0	0.00	0	0.00	1	3,187,169.00	0	0.00	0	0.00	0	0.00	0	0.00	3	41,106,186.19	4.649386%	4.629447%	1
01/12/26	0	0.00	0	0.00	1	3,187,169.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,182,523.87	4.689030%	4.667378%	2
12/12/25	0	0.00	1	3,187,169.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,507,754.48	4.712076%	4.689487%	3
11/13/25	1	3,187,169.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	26,983.23	3	46,395,629.41	4.710879%	4.688356%	4
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	38,605,921.36	4.713558%	4.691071%	5
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,943,089.47	4.719109%	4.695117%	6
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30520891	07/06/26	0	5	229,819.31	229,819.31	29,885.67	74,500,000.00	02/09/26	98
11	30520909	06/05/26	1	5	74,214.77	108,742.11	15,768.04	18,352,100.00	02/09/26	2
12	30520906	06/05/26	1	5	65,396.63	91,802.40	15,948.75	18,149,300.00	02/09/26	2
18	30520905	06/05/26	1	5	74,190.78	117,019.63	15,666.93	14,255,500.00	02/09/26	2
20	30520903	03/06/26	4	5	44,265.19	244,880.50	20,963.28	13,891,900.00	02/09/26	98
22	30520907	06/05/26	1	5	39,226.17	56,365.20	16,921.66	10,246,400.00	02/09/26	2
29	30520908	06/05/26	1	5	33,551.05	52,645.12	15,804.23	6,581,700.00	02/09/26	2
37	30520918	09/05/25	10	5	(46.25)	81,945.65	71,210.19	3,187,169.00	09/23/25	7			05/27/26
Totals					560,617.65	983,219.92	202,168.75	159,164,069.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		234,164,069	75,000,000	155,976,900		3,187,169
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	234,164,069	149,500,000	67,585,000	0	13,891,900	3,187,169
Jul-26	234,164,069	75,000,000	74,500,000	67,585,000	13,891,900	3,187,169
Jun-26	234,164,069	75,000,000	0	142,085,000	13,891,900	3,187,169
May-26	234,164,069	0	0	0	234,164,069	0
Apr-26	292,664,069	58,500,000	0	0	234,164,069	0
Mar-26	325,006,622	90,842,553	0	0	234,164,069	0
Feb-26	349,242,561	346,055,392	0	0	3,187,169	0
Jan-26	414,820,004	411,632,835	0	0	3,187,169	0
Dec-25	453,709,653	450,522,484	0	3,187,169	0	0
Nov-25	459,505,678	456,318,509	3,187,169	0	0	0
Oct-25	506,195,607	506,195,607	0	0	0	0
Sep-25	545,157,075	545,157,075	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30520892	75,000,000.00	75,000,000.00	131,000,000.00	04/23/26	6,456,373.00	1.02000	03/31/26	02/06/26	I/O
3	30520891	74,500,000.00	74,500,000.00	191,000,000.00	12/03/15	15,114,791.00	2.30000	03/31/26	02/06/26	I/O
11	30520909	18,352,100.00	18,352,100.00	14,900,000.00	04/28/26	1,227,085.00	1.33000	03/31/26	02/06/26	I/O
12	30520906	18,149,300.00	18,149,300.00	12,200,000.00	04/28/26	1,140,715.28	1.28000	12/31/25	02/06/26	I/O
18	30520905	14,255,500.00	14,255,500.00	17,000,000.00	05/05/26	1,062,832.00	1.49000	03/31/26	02/06/26	I/O
20	30520903	13,891,900.00	13,891,900.00	12,100,000.00	04/28/26	888,361.14	1.30000	12/31/25	02/06/26	I/O
22	30520907	10,246,400.00	10,246,400.00	7,300,000.00	04/29/26	724,575.00	1.41000	03/31/26	02/06/26	I/O
29	30520908	6,581,700.00	6,581,700.00	7,200,000.00	04/28/26	358,989.00	1.09000	03/31/26	02/06/26	I/O
37	30520918	3,187,169.00	3,187,169.00	1,250,000.00	02/16/26	267,468.56	1.66000	09/30/25	04/06/26	I/O
Totals		234,164,069.00	234,164,069.00	393,950,000.00		27,241,189.98

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	30520892	RT	CO	01/30/26	98

8/6/2026 - The loan matured on February 6, 2026, and is currently in default due to the borrower''s inability to repay the outstanding loan balance at maturity. The collateral consists of an 854,000-square-foot regional lifestyle center located in

Boulder, Colorado.As of March 31, 2026, the property was 94% occupied. The asset is subject to a ground lease covering approximately 36.54 acres, representing roughly half of the property. The ground lease has a remaining term through June

30, 2060, under a 99-year lease agreement.The lender has retained legal counsel and is pursuing a dual-track strategy of foreclosure proceedings while simultaneously engaging in workout discussions with the borrower. Lender and Borrower

	are negotiating terms for a loan maturity extension for an estimated 3 years.

3	30520891	OF	CO	02/09/26	98

8/6/2026 - The loan transferred SS on 2/13/2026 due to Borrower being unable to pay the loan off at the 2/06/2026 maturity date. Collateral consists of a 6 building, Class A, office complex totaling 780K SF located in Centennial, CO. Property has

e xperienced distress as T1 extended at a decreased rent while T2 has gone dark and intends to vacate at LXP in 2029. Cash management is in-place. Borrower submitted an A/B proposal that was denied by Lender, Borrower is developing a redevelopment proposal. Business plan involves leasing out a building as multi-tenant, and pursuing a conversion and change of use for another. Lender and Borrower are currently engaged in discussions regarding workout alternatives for the

	Loan (while Lender dual tracks remedie s).

11	30520909	RT	NY	02/09/26	2

8/6/2026 - The Loan was transferred to the Special Servicer on 2/9/2026 after the Borrower was unable to pay the Loan off at the 2/6/2026 maturity date. The collateral consists of a 12,753 SF multi-tenant retail building built in 1931, renovated in

2008, and located in Brooklyn, NY (the Property). As of 1Q 2026, the Property was 100% occupied by Walgreens (8,753 SF; $92.79/SF NNN; 5/2048 LXP, with termination options starting in 5/31/2028, and every 5 years thereafter, with a 12 months notice perio d) and TD Bank (4,000 SF; $121.88/SF NNN; 11/2027 LXP) and reported an annualized NOI/DSCR of $1.2MM/1.33x. A notice of default has been sent. Legal counsel has been engaged. Borrower has hired a 3rd party

	advisor to represent them. The Lender will dual t rack foreclosure/receivership proceedings while continuing discussions with the Borrower until a final resolution is reached.

12	30520906	RT	NY	02/09/26	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

18	30520905	RT	NY	02/09/26	2

8/6/2026 - The Loan was transferred to the Special Servicer on 2/9/2026 after the Borrower was unable to pay the Loan off at the 2/6/2026 maturity date. The collateral consists of a 27,832 SF, multi-tenant retail building built in 1931, renovated i

n 2013, and located in Brooklyn, NY (Property). As of 1Q 2026, the Property is 100% occupied by four tenants with an annualized NOI/DSCR of $1.062MM/1.49x. The tenants include Planet Fitness (15,047 SF; $42.57/SF NNN; 4/2028 LXP),

CVS (10,760 SF; $34/SF N NN; 5/2033 LXP), Starbucks (1,100 SF; $99/SF FSG; 2/2031 LXP), and Selective Essentials Corp (925 SF, $100.21/SF MG; 4/2034 LXP). A notice of default has been sent. Legal counsel has been engaged. Borrower

	has hired a 3rd party advisor to represent them. The Lender will dual track foreclosure/receivership proceedings while continuing discussions with the Borrower until a final resolution is reached.

20	30520903	RT	NY	02/09/26	98

8/6/2026 - The Loan was transferred to the Special Servicer on 2/9/2026 after the Borrower was unable to pay the Loan off at the 2/6/2026 maturity date. The collateral consists of a 12,340 SF, single-tenant retail building located in Brooklyn, NY (

the Property). Built in 1930 and renovated in 2008, the Property is 100% occupied by Walgreens with a base rent of $84.13/SF NNN, fixed rental escalations every five years through the lease expiration date of 6/30/2047 and termination options starting in 12/31/2027 and every 5 year thereafter, with a 12 months'' notice period. As of Q1 2026, the Property reported an annualized NOI/DSCR of $1.0MM/1.44x. A notice of default has been sent. Legal counsel has been engaged. Borrower has hired a 3rd party adviso r to represent them. The Lender will commence foreclosure/receivership proceedings while simultaneously dual tracking discussions with the Borrower until a final resolution is reached.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
22	30520907	RT	NY	02/09/26	2

8/6/2026 - The Loan was transferred to the Special Servicer on 2/9/2026 after the Borrower was unable to pay the Loan off at the 2/6/2026 maturity date. The collateral consists of an 8,000 SF, single-tenant retail building built in 2012, renovated in 2015, and located in Brooklyn, NY (Property). Originally occupied by Walgreens ($92.81/SF NNN; 11/2050 LXP, with termination options starting in 11/30/2030 and every 5 years thereafter, with a 12 months'' notice period), the Property is

100% subleased to Lotstop ($42.75/SF; 11/2030 LXP). As of 1Q 2026, the Property reported an annualized NOI/DSCR of $725K/1.41x. A notice of default has been sent. Legal counsel has been engaged. Borrower has hired a 3rd party advisor to represent them. The Lender will d ual track foreclosure/receivership proceedings while continuing discussions with the Borrower until a final resolution is reached.

29	30520908	RT	NY	02/09/26	2

8/6/2026 - The Loan was transferred to the Special Servicer on 2/9/2026 after the Borrower was unable to pay the Loan off at the 2/6/2026 maturity date. The collateral consists of a 6,300 SF single-tenant retail building built in 1925, renovated in

2012, and located in Brooklyn, NY (Property). As of 1Q 2026, the Property is 100% occupied by Walgreens ($86.67/SF NNN; 5/2052 LXP, termination options starting in 5/31/32 and every 5 years thereafter, with a 12 months notice period) with a reported annu alized NOI/DSCR of $497K/1.51x. A notice of default has been sent. Legal counsel has been engaged. Borrower has hired a 3rd party advisor to represent them. The Lender will dual track foreclosure/receivership proceedings while continuing discussions with the Borrower until a final resolution is reached.

37	30520918	RT	OH	09/23/25	7

8/6/2026 - The Property is a 1-story, 11,157 SF single-TN retail bldg. w/ drive-thru pharmacy, built in 2016, on a 2.05-AC lot (FEMA Flood Zone X), and 52 parking spaces (4.66/1000 SF) at 421 Claremont Ave (US-42) in Ashland, OH. Ashland

County (p op. ~18.5K) is situated between Cleveland and Columbus along I-71, ~67 mi SW of Cleveland and ~80 mi NE of Columbus. Local demand drivers consist of Ashland University; however submarket population growth is limited (<2.00%).

Median HHI is ~$60K (1-mi $54 .6K / 3-mi $58.1K). The Ohio North submarket reflects ~2.2% retail vacancy and ~$11.32/SF asking rents. The Property was previously 100% leased to Rite Aid (NNN) at $27.23/SF (~$304K annually). Rite Aid filed Ch. 11 BK 5/25, then closed and vacated in 8/2 025. The property has sat vacant since. As of 7/30/26, the Property remains 100% vacant and lender is currently evaluating disposition strategy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	30520886	33,000,000.00	5.06400%	33,000,000.00 5.06400%		8	08/18/20	08/06/20	10/27/20
8	30520910	23,373,778.20	5.30500%	23,373,778.20 5.30500%		8	09/04/20	06/06/20	09/15/20
9	30520898	21,822,509.71	5.14000%	21,822,509.71 5.14000%		8	08/06/20	05/06/20	08/19/20
9	30520898	0.00	5.14000%	0.00	5.14000%	8	03/11/22	03/06/22	06/06/22
Totals		78,196,287.91		78,196,287.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	30520898 02/12/26	19,575,808.98	30,300,000.00	152,177.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	30520916 08/12/25	8,918,602.11	14,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	(8,976.09)	8,976.09	0.09%
34	30520917 11/14/22	4,570,613.72	6,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		33,065,024.81	50,600,000.00	152,177.69	0.00	0.00	0.00	0.00	0.00	(8,976.09)	8,976.09

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	30520898	02/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	30520916	04/10/26	0.00	0.00	8,976.09	0.00	9,785.09	0.00	0.00	0.00	0.00
		08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	30520917	11/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,976.09	0.00	9,785.09	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,145.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	16,038.19	0.00	0.00	2,626.39	0.00	0.00	1,026.09	0.00	0.00	0.00
11	0.00	0.00	3,950.80	0.00	0.00	2,156.55	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,907.14	0.00	0.00	10,130.75	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	(14,867.25)	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	13,545.24	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	3,413.70	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	(6,161.65)	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	13,707.44	0.00	0.00	0.00	0.00
Total	0.00	0.00	57,541.96	0.00	0.00	10,843.73	0.00	13,707.44	1,026.09	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		83,119.22

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27